Consolidated Statements of Shareholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative effect of the adoption of ASC 350-60	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative effect of the adoption of ASC 350-60
Beginning Balance at Dec. 31, 2021	$ (24,571)		$ 2,368		$ (26,939)
Beginning Balance, shares at Dec. 31, 2021			40,515,159
Unit-based compensation	132				132
Net loss	(61,606)				(61,606)
Vesting of incentive units, shares			2,861,623
Reclassification of warrants	(2,267)				(2,267)
Ending Balance at Dec. 31, 2022	(88,312)		$ 2,368	$ 0	(90,680)
Ending Balance, shares at Dec. 31, 2022			43,376,782
Unit-based compensation	29				29
Net loss	(11,231)				(11,231)
Ending Balance at Mar. 31, 2023	(99,514)		$ 2,368	0	(101,882)
Ending Balance, shares at Mar. 31, 2023			43,376,782
Beginning Balance at Dec. 31, 2022	(88,312)		$ 2,368	0	(90,680)
Beginning Balance, shares at Dec. 31, 2022			43,376,782
Unit-based compensation	97				97
Net loss	(18,657)				(18,657)
Vesting of incentive units, shares			2,113,766
Issuance of class B warrants	66,215			66,215
Issuance of class B warrants, shares			12,307,945
Forfeitures of incentive units			137,235
Unvested shares considered outstanding at conversion, shares			564,272
Conversion of shares to common stock in connection with reverse merger	(2,361)		$ (2,361)
Issuance costs related to the merger	(16,619)			(18,450)	1,831
Ending Balance at Dec. 31, 2023	(59,637)	$ 3	$ 7	47,765	(107,409)	$ 3
Ending Balance, shares at Dec. 31, 2023			65,616,298
Unit-based compensation	9			9	0
Issuance of equity shares, value	5,497		$ 0	5,497	0
Issuance of equity shares			4,259,640
Net loss	(6,478)				(6,478)
Ending Balance at Mar. 31, 2024	$ (60,606)		$ 7	$ 53,271	$ (113,884)
Ending Balance, shares at Mar. 31, 2024			69,875,938